Stock Options (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options
Schedule of stock options activities

			Weighted-Average
		Weighted-Average	Contractual
	Shares	Exercise Price	Term (years)
Outstanding - January 1, 2024	22,500	$6.26	5
Forfeited	(7,500)	6.26	5
Outstanding - December 31, 2024	15,000	$6.26	5
Forfeited	(7,500)	6.26	5
Outstanding - December 31, 2025	7,500	$6.26	5

Schedule of range of exercise prices for stock options

The following is a summary of the range of exercise prices for stock options that are outstanding and exercisable at December 31, 2025:

	Outstanding Stock	Weighted Average	Weighted Average	Number of Stock
Range of Exercise Prices	Options	Remaining Life	Exercise Price	Options Exercisable
$6.26	7,500	0.09	$6.26	7,500